Divestitures (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 02, 2015	Nov. 01, 2014
Payment associated with business disposal									$ 95
Asset Impairment Charges			$ 2	$ 15	$ 173		$ 173		190	$ 0	$ 19
Seller-backed revolving credit facility									$ 56
Interest rate margin applied to seller-backed facility									5.00%
Cash and Cash Equivalents, at Carrying Value			476						$ 476	1,318
Gain (loss) on business divestiture									(136)	$ 0	$ 0
Entities In the Master Closing of Interiors divestiture [Member]
Payment associated with business disposal									123
Gain (loss) on business divestiture			(125)
Interiors India Operations [Member]
Payment associated with business disposal									13
Gain (loss) on business divestiture			$ (11)
Scenario, Forecast [Member] | Argentina and Brazil Interiors Operations [Member]
Gain (loss) on business divestiture								$ (20)
Maximum [Member]
Seller-backed revolving credit facility									$ 90
Visteon Interiors Korea Ltd. [Member]
Cash and Cash Equivalents, at Carrying Value													$ 10
Subsequent Event [Member] | HVCC [Member]
Proceeds from Divestiture of Businesses						$ 3,400
Gain (loss) on business divestiture	$ 2,300
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates						$ 2,700
Subsequent Event [Member] | Interiors operations in Thailand [Member]
Cash and Cash Equivalents, at Carrying Value												$ 5
Proceeds from Divestiture of Businesses								$ 5
Gain (loss) on business divestiture		$ (3)
Subsequent Event [Member] | Korea (South), Won
Business Divestiture, Per Share Price						$ 52,000